JPMorgan SmartRetirement® Blend 2020 Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 39.8%
Fixed Income — 15.7%
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	12,037	85,347
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	2,230	12,174
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	817	6,763
JPMorgan High Yield Fund Class R6 Shares (a)	6,970	42,027
Total Fixed Income		146,311
International Equity — 4.6%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	3,119	42,520
U.S. Equity — 19.5%
JPMorgan Equity Index Fund Class R6 Shares (a)	3,361	180,823
Total Investment Companies (Cost $384,821)		369,654
Exchange-Traded Funds — 31.9%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	130	10,146
Fixed Income — 16.5%
JPMorgan High Yield Research Enhanced ETF (a)	124	5,265
JPMorgan Inflation Managed Bond ETF (a)	1,533	69,610
JPMorgan U.S. Aggregate Bond ETF (a)	1,734	78,887
Total Fixed Income		153,762
International Equity — 9.8%
JPMorgan BetaBuilders International Equity ETF (a)	2,162	91,471
U.S. Equity — 4.5%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	337	22,887
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	375	18,430
Total U.S. Equity		41,317
Total Exchange-Traded Funds (Cost $326,174)		296,696
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 5.8%
Aerospace & Defense — 0.2%
Boeing Co. (The)
2.75%, 2/1/2026	49	44
2.20%, 2/4/2026	45	40
2.70%, 2/1/2027	1,403	1,217
3.45%, 11/1/2028	155	134
L3Harris Technologies, Inc. 1.80%, 1/15/2031	80	60
Northrop Grumman Corp.
5.15%, 5/1/2040	191	179
3.85%, 4/15/2045	209	159
Raytheon Technologies Corp. 2.25%, 7/1/2030	322	260
		2,093

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Automobiles — 0.1%
General Motors Co. 6.80%, 10/1/2027	300	303
Hyundai Capital America
1.15%, 11/10/2022 (b)	834	831
1.30%, 1/8/2026 (b)	80	69
		1,203
Banks — 1.0%
AIB Group plc (Ireland) 4.75%, 10/12/2023 (b)	845	834
Banco Santander SA (Spain)
5.15%, 8/18/2025	200	194
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	200	166
2.75%, 12/3/2030	400	283
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028 (c)	594	541
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	190	178
Bank of Ireland Group plc (Ireland)
4.50%, 11/25/2023 (b)	360	354
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	200	196
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	200	165
Barclays plc (United Kingdom) 4.34%, 1/10/2028	235	209
BNP Paribas SA (France) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 2.59%, 8/12/2035 (b) (c)	230	164
Citigroup, Inc. (ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039 (c)	328	257
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (b)	250	167
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	400	384
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	250	213
HSBC Holdings plc (United Kingdom) (SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,495	1,195
Intesa Sanpaolo SpA (Italy) Series XR, 3.25%, 9/23/2024 (b)	300	282
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	200	170
Mitsubishi UFJ Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (c)	227	225
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	200	169
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (c)	255	249
NatWest Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030 (c)	315	276
Santander UK Group Holdings plc (United Kingdom) (SOFR + 0.99%), 1.67%, 6/14/2027 (c)	200	166
Societe Generale SA (France)
4.25%, 4/14/2025 (b)	700	665
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	260	220
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	415	303
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	200	163
Wells Fargo & Co.
4.30%, 7/22/2027	900	841
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	53	36
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	200	163

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Westpac Banking Corp. (Australia)
2.96%, 11/16/2040	50	32
3.13%, 11/18/2041	165	106
		9,566
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 3.75%, 7/15/2042	750	570
Keurig Dr Pepper, Inc. 3.80%, 5/1/2050	217	154
		724
Biotechnology — 0.1%
AbbVie, Inc.
2.95%, 11/21/2026	235	215
4.05%, 11/21/2039	400	322
4.25%, 11/21/2049	180	144
Amgen, Inc. 3.15%, 2/21/2040	394	284
Biogen, Inc. 2.25%, 5/1/2030	114	90
Gilead Sciences, Inc. 2.60%, 10/1/2040	227	150
		1,205
Building Products — 0.0% ^
Masco Corp. 2.00%, 10/1/2030	245	184
Capital Markets — 0.4%
Brookfield Finance, Inc. (Canada) 3.50%, 3/30/2051	301	190
Credit Suisse Group AG (Switzerland) 4.28%, 1/9/2028 (b)	995	844
Deutsche Bank AG (Germany) (SOFR + 1.87%), 2.13%, 11/24/2026 (c)	735	624
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	600	579
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	187	162
Macquarie Group Ltd. (Australia)
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	370	317
(SOFR + 1.53%), 2.87%, 1/14/2033 (b) (c)	200	150
S&P Global, Inc.
2.70%, 3/1/2029 (b)	202	175
4.25%, 5/1/2029 (b)	233	219
UBS Group AG (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (b) (c)	222	214
		3,474
Chemicals — 0.0% ^
DuPont de Nemours, Inc. 5.32%, 11/15/2038	170	154
International Flavors & Fragrances, Inc. 3.47%, 12/1/2050 (b)	2	1
LYB International Finance III LLC 1.25%, 10/1/2025	111	98
		253
Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland)
3.15%, 2/15/2024	300	288
6.50%, 7/15/2025	205	205

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
4.63%, 10/15/2027	810	727
3.00%, 10/29/2028	150	120
Avolon Holdings Funding Ltd. (Ireland)
2.88%, 2/15/2025 (b)	171	155
5.50%, 1/15/2026 (b)	530	498
2.13%, 2/21/2026 (b)	115	97
4.25%, 4/15/2026 (b)	20	18
2.53%, 11/18/2027 (b)	916	717
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (c)	175	131
General Motors Financial Co., Inc. 3.80%, 4/7/2025	170	162
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023 (b)	505	502
5.50%, 2/15/2024 (b)	49	48
		3,668
Containers & Packaging — 0.0% ^
Graphic Packaging International LLC 1.51%, 4/15/2026 (b)	198	173
Diversified Consumer Services — 0.0% ^
University of Miami Series 2022, 4.06%, 4/1/2052	70	57
Diversified Financial Services — 0.0% ^
Corebridge Financial, Inc. 3.85%, 4/5/2029 (b)	75	66
Shell International Finance BV (Netherlands) 3.13%, 11/7/2049	205	140
		206
Diversified Telecommunication Services — 0.1%
AT&T, Inc.
3.50%, 6/1/2041	518	373
3.55%, 9/15/2055	305	200
Verizon Communications, Inc. 2.65%, 11/20/2040	185	121
		694
Electric Utilities — 0.5%
Duke Energy Indiana LLC Series YYY, 3.25%, 10/1/2049	97	66
Edison International 5.75%, 6/15/2027	195	191
Emera US Finance LP (Canada) 4.75%, 6/15/2046	197	155
Entergy Arkansas LLC 2.65%, 6/15/2051	72	43
Entergy Louisiana LLC
4.00%, 3/15/2033	150	133
2.90%, 3/15/2051	60	38
Evergy, Inc. 2.90%, 9/15/2029	394	325
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	365	325
FirstEnergy Transmission LLC 4.55%, 4/1/2049 (b)	179	140
Fortis, Inc. (Canada) 3.06%, 10/4/2026	251	228
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	126	103
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (b)	182	175
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	98	73
New England Power Co. (United Kingdom) 2.81%, 10/6/2050 (b)	253	152

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	90	79
2.45%, 12/2/2027 (b)	305	250
OGE Energy Corp. 0.70%, 5/26/2023	105	102
Pacific Gas and Electric Co.
1.70%, 11/15/2023	130	125
3.25%, 2/16/2024	315	304
3.45%, 7/1/2025	120	112
2.95%, 3/1/2026	264	233
3.75%, 8/15/2042 (d)	71	45
4.30%, 3/15/2045	65	43
PacifiCorp 4.15%, 2/15/2050	113	91
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	85	77
Series A-5, 5.10%, 6/1/2052	80	76
Southern California Edison Co.
Series 20C, 1.20%, 2/1/2026	176	155
Series C, 4.13%, 3/1/2048	121	90
Union Electric Co. 3.90%, 4/1/2052	124	97
Vistra Operations Co. LLC 4.88%, 5/13/2024 (b)	255	248
		4,274
Entertainment — 0.1%
Activision Blizzard, Inc. 1.35%, 9/15/2030	181	137
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	226	210
Walt Disney Co. (The) 3.50%, 5/13/2040	327	253
		600
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp.
1.50%, 1/31/2028	155	124
1.88%, 10/15/2030	928	687
Brixmor Operating Partnership LP
2.25%, 4/1/2028	140	113
2.50%, 8/16/2031	80	58
Corporate Office Properties LP 2.75%, 4/15/2031	225	165
Equinix, Inc. 2.90%, 11/18/2026	284	255
Healthcare Realty Holdings LP 2.00%, 3/15/2031	379	278
Healthpeak Properties, Inc. 2.13%, 12/1/2028	248	203
Life Storage LP 2.40%, 10/15/2031	220	165
Office Properties Income Trust 2.40%, 2/1/2027	275	198
Physicians Realty LP 2.63%, 11/1/2031	100	76
Realty Income Corp. 1.80%, 3/15/2033	220	154
Sabra Health Care LP 3.20%, 12/1/2031	160	118
Safehold Operating Partnership LP 2.85%, 1/15/2032	299	223
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (b)	510	477
UDR, Inc.
2.10%, 8/1/2032	380	274

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Equity Real Estate Investment Trusts (REITs) — continued
1.90%, 3/15/2033	50	35
WP Carey, Inc.
2.40%, 2/1/2031	148	114
2.25%, 4/1/2033	10	7
		3,724
Food & Staples Retailing — 0.0% ^
7-Eleven, Inc.
1.30%, 2/10/2028 (b)	96	77
2.50%, 2/10/2041 (b)	99	61
Alimentation Couche-Tard, Inc. (Canada) 3.63%, 5/13/2051 (b)	225	145
CVS Pass-Through Trust Series 2014, 4.16%, 8/11/2036 (b)	95	84
		367
Food Products — 0.1%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	138	109
Kraft Heinz Foods Co.
4.63%, 10/1/2039	155	128
4.38%, 6/1/2046	86	67
Smithfield Foods, Inc. 3.00%, 10/15/2030 (b)	403	311
		615
Gas Utilities — 0.0% ^
Atmos Energy Corp. 2.85%, 2/15/2052	175	111
CenterPoint Energy Resources Corp. 1.75%, 10/1/2030	176	135
		246
Health Care Equipment & Supplies — 0.0% ^
Boston Scientific Corp. 4.55%, 3/1/2039	63	55
DH Europe Finance II SARL 3.25%, 11/15/2039	103	78
		133
Health Care Providers & Services — 0.3%
Banner Health 1.90%, 1/1/2031	246	189
Bon Secours Mercy Health, Inc. Series 20-2, 3.21%, 6/1/2050	150	103
Children's Hospital of Philadelphia (The) Series 2020, 2.70%, 7/1/2050	185	115
CommonSpirit Health
1.55%, 10/1/2025	65	58
2.78%, 10/1/2030	150	120
3.91%, 10/1/2050	65	46
HCA, Inc.
5.25%, 6/15/2026	858	829
5.50%, 6/15/2047	90	76
3.50%, 7/15/2051	83	51
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	130	95
MidMichigan Health Series 2020, 3.41%, 6/1/2050	40	28
MultiCare Health System 2.80%, 8/15/2050	113	71
PeaceHealth Obligated Group Series 2020, 3.22%, 11/15/2050	135	90
Piedmont Healthcare, Inc. 2.86%, 1/1/2052	165	105

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Universal Health Services, Inc. 2.65%, 10/15/2030 (b)	137	101
West Virginia United Health System Obligated Group Series 2020, 3.13%, 6/1/2050	300	195
		2,272
Hotels, Restaurants & Leisure — 0.0% ^
Starbucks Corp. 3.35%, 3/12/2050	205	140
Household Durables — 0.0% ^
Lennar Corp. 4.50%, 4/30/2024	65	64
Independent Power and Renewable Electricity Producers — 0.1%
Alexander Funding Trust 1.84%, 11/15/2023 (b)	650	608
Southern Power Co. 5.15%, 9/15/2041	205	180
		788
Industrial Conglomerates — 0.1%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	484	434
Insurance — 0.2%
Athene Global Funding
2.50%, 1/14/2025 (b)	111	103
1.45%, 1/8/2026 (b)	400	348
Berkshire Hathaway Finance Corp. 3.85%, 3/15/2052	120	92
Brown & Brown, Inc. 2.38%, 3/15/2031	386	288
Empower Finance 2020 LP (Canada) 3.08%, 9/17/2051 (b)	285	174
New York Life Insurance Co. 3.75%, 5/15/2050 (b)	408	302
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	150	125
Teachers Insurance & Annuity Association of America 3.30%, 5/15/2050 (b)	393	268
		1,700
Internet & Direct Marketing Retail — 0.0% ^
Amazon.com, Inc. 3.95%, 4/13/2052	225	185
IT Services — 0.1%
CGI, Inc. (Canada) 1.45%, 9/14/2026	156	135
Global Payments, Inc.
3.20%, 8/15/2029	297	247
5.30%, 8/15/2029	42	40
		422
Machinery — 0.0% ^
Otis Worldwide Corp. 3.11%, 2/15/2040	100	71
Media — 0.1%
Charter Communications Operating LLC
2.80%, 4/1/2031	136	103
3.70%, 4/1/2051	403	244
Comcast Corp.
3.25%, 11/1/2039	332	244
2.80%, 1/15/2051	172	105
Discovery Communications LLC 3.63%, 5/15/2030	203	167
		863

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (b)	235	227
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (b)	315	241
Steel Dynamics, Inc. 1.65%, 10/15/2027	244	200
		668
Multiline Retail — 0.0% ^
Nordstrom, Inc. 4.25%, 8/1/2031	217	149
Multi-Utilities — 0.0% ^
Berkshire Hathaway Energy Co. 2.85%, 5/15/2051	184	113
Consumers Energy Co. 3.25%, 8/15/2046	97	70
WEC Energy Group, Inc. 1.38%, 10/15/2027	199	164
		347
Oil, Gas & Consumable Fuels — 0.4%
Boardwalk Pipelines LP 4.45%, 7/15/2027	165	153
BP Capital Markets America, Inc. 2.77%, 11/10/2050	187	116
Coterra Energy, Inc. 3.90%, 5/15/2027 (b)	125	116
Energy Transfer LP
3.90%, 7/15/2026	92	86
4.40%, 3/15/2027	345	321
5.00%, 5/15/2044 (d)	420	324
Enterprise Products Operating LLC 4.45%, 2/15/2043	200	161
Exxon Mobil Corp. 3.00%, 8/16/2039	593	440
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	140	109
4.32%, 12/30/2039 (b)	100	71
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	197	150
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	455	408
3.45%, 10/15/2027 (b)	259	229
HF Sinclair Corp. 5.88%, 4/1/2026 (b)	97	95
MPLX LP 4.50%, 4/15/2038	205	165
NGPL PipeCo LLC 3.25%, 7/15/2031 (b)	155	121
Phillips 66 Co. 3.55%, 10/1/2026 (b)	194	181
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	402	402
Targa Resources Corp. 4.20%, 2/1/2033	60	50
TotalEnergies Capital International SA (France) 2.99%, 6/29/2041	394	281
		3,979
Personal Products — 0.0% ^
GSK Consumer Healthcare Capital US LLC 4.00%, 3/24/2052 (b)	250	185
Pharmaceuticals — 0.1%
AstraZeneca plc (United Kingdom) 6.45%, 9/15/2037	45	48
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	225	197
Takeda Pharmaceutical Co. Ltd. (Japan) 3.03%, 7/9/2040	700	495
Viatris, Inc. 4.00%, 6/22/2050	155	93
		833

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Road & Rail — 0.1%
CSX Corp. 3.80%, 11/1/2046	191	146
Kansas City Southern 4.70%, 5/1/2048	143	122
Norfolk Southern Corp. 3.05%, 5/15/2050	187	122
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (b)	400	339
Union Pacific Corp. 3.55%, 8/15/2039	270	214
		943
Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.80%, 10/1/2041	171	121
Broadcom, Inc.
1.95%, 2/15/2028 (b)	418	343
3.19%, 11/15/2036 (b)	59	40
KLA Corp. 3.30%, 3/1/2050	242	170
Microchip Technology, Inc.
0.97%, 2/15/2024	55	52
0.98%, 9/1/2024	126	116
NXP BV (China) 3.25%, 5/11/2041	265	173
TSMC Global Ltd. (Taiwan) 1.38%, 9/28/2030 (b)	280	209
Xilinx, Inc. 2.38%, 6/1/2030	471	388
		1,612
Software — 0.1%
Oracle Corp. 3.80%, 11/15/2037	279	203
VMware, Inc.
1.40%, 8/15/2026	308	263
4.70%, 5/15/2030	320	288
		754
Specialty Retail — 0.0% ^
Home Depot, Inc. (The) 4.95%, 9/15/2052	93	87
Lowe's Cos., Inc. 3.70%, 4/15/2046	402	288
		375
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC 6.20%, 7/15/2030	762	742
Thrifts & Mortgage Finance — 0.1%
BPCE SA (France) (SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	795	690
Tobacco — 0.1%
Altria Group, Inc. 2.45%, 2/4/2032	285	201
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	386	307
4.39%, 8/15/2037	205	146
3.73%, 9/25/2040	315	202
		856
Trading Companies & Distributors — 0.1%
Air Lease Corp.
3.38%, 7/1/2025	345	321

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
2.88%, 1/15/2026	180	161
1.88%, 8/15/2026	495	420
		902
Wireless Telecommunication Services — 0.0% ^
America Movil SAB de CV (Mexico) 2.88%, 5/7/2030	200	168
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (b)	100	80
		248
Total Corporate Bonds (Cost $67,813)		53,681
Mortgage-Backed Securities — 5.0%
FHLMC UMBS, 30 Year
Pool # ZL3032, 3.50%, 5/1/2042	437	400
Pool # QB4026, 2.50%, 10/1/2050	1,576	1,333
Pool # QB4045, 2.50%, 10/1/2050	998	843
Pool # QB4484, 2.50%, 10/1/2050	536	458
Pool # QB4542, 2.50%, 10/1/2050	547	467
Pool # RA4224, 3.00%, 11/1/2050	223	195
Pool # QB8503, 2.50%, 2/1/2051	632	534
Pool # QC4789, 3.00%, 7/1/2051	428	375
Pool # QE1637, 4.00%, 5/1/2052	197	184
Pool # QE1832, 4.50%, 5/1/2052	244	235
FNMA UMBS, 30 Year
Pool # CA2826, 5.50%, 12/1/2048	895	898
Pool # FM3118, 3.00%, 5/1/2050	376	331
Pool # BQ2894, 3.00%, 9/1/2050	888	781
Pool # BQ3996, 2.50%, 10/1/2050	711	604
Pool # BQ5243, 3.50%, 10/1/2050	300	273
Pool # CA7398, 3.50%, 10/1/2050	1,059	963
Pool # CA8637, 4.00%, 1/1/2051	1,487	1,391
Pool # BU3079, 3.00%, 1/1/2052	312	272
Pool # BV0273, 3.00%, 1/1/2052	378	332
Pool # BV4831, 3.00%, 2/1/2052	292	255
Pool # BV0295, 3.50%, 2/1/2052	820	749
Pool # BV6743, 4.50%, 5/1/2052	268	258
Pool # BV9515, 6.00%, 6/1/2052	259	267
FNMA, Other
Pool # BS6144, 3.97%, 1/1/2029	920	893
Pool # AM5319, 4.34%, 1/1/2029	379	375
Pool # BS4290, 1.95%, 10/1/2029	600	509
Pool # BS0448, 1.27%, 12/1/2029	866	705
Pool # BL9748, 1.60%, 12/1/2029	344	286
Pool # AN7593, 2.99%, 12/1/2029	257	234
Pool # AN8285, 3.11%, 3/1/2030	263	242
Pool # AM8544, 3.08%, 4/1/2030	115	105
Pool # BL9251, 1.45%, 10/1/2030	680	551
Pool # AM4789, 4.18%, 11/1/2030	157	153

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL9891, 1.37%, 12/1/2030	487	391
Pool # BS5580, 3.68%, 1/1/2032	660	617
Pool # AN6149, 3.14%, 7/1/2032	1,155	1,036
Pool # BS6822, 3.81%, 10/1/2032 (e)	570	561
Pool # BS6954, IO, 4.93%, 10/1/2032 (e)	462	471
Pool # BS6819, IO, 4.12%, 11/1/2032 (e)	655	656
Pool # AN7923, 3.33%, 1/1/2033	505	457
Pool # BS5357, 3.41%, 3/1/2033	500	450
Pool # AN9067, 3.51%, 5/1/2033	275	253
Pool # BS5511, 3.45%, 8/1/2033	665	602
Pool # BS5127, 3.15%, 9/1/2033	400	351
Pool # BL1012, 4.03%, 12/1/2033	265	252
Pool # BL0900, 4.08%, 2/1/2034	155	149
Pool # AN4430, 3.61%, 1/1/2037	530	494
Pool # BF0230, 5.50%, 1/1/2058	1,185	1,228
Pool # BF0497, 3.00%, 7/1/2060	560	486
GNMA II, 30 Year
Pool # BY3432, 3.50%, 9/20/2050	817	745
Pool # BR3929, 3.50%, 10/20/2050	421	384
Pool # BW1726, 3.50%, 10/20/2050	534	487
Pool # BS8546, 2.50%, 12/20/2050	1,389	1,172
Pool # BR3928, 3.00%, 12/20/2050	665	598
Pool # BU7538, 3.00%, 12/20/2050	442	398
Pool # 785294, 3.50%, 1/20/2051	1,336	1,218
Pool # CA8452, 3.00%, 2/20/2051	1,829	1,643
Pool # CB1543, 3.00%, 2/20/2051	1,273	1,128
Pool # CA3588, 3.50%, 2/20/2051	1,237	1,127
Pool # CB1536, 3.50%, 2/20/2051	1,352	1,239
Pool # CB1542, 3.00%, 3/20/2051	823	730
Pool # CB4433, 3.00%, 3/20/2051	1,431	1,251
Pool # CC0070, 3.00%, 3/20/2051	187	169
Pool # CC8726, 3.00%, 3/20/2051	281	250
Pool # CC8738, 3.00%, 3/20/2051	345	306
Pool # CC8723, 3.50%, 3/20/2051	1,593	1,452
Pool # CC0088, 4.00%, 3/20/2051	61	57
Pool # CC0092, 4.00%, 3/20/2051	148	140
Pool # CC8727, 3.00%, 4/20/2051	412	365
Pool # CC8739, 3.00%, 4/20/2051	1,171	1,041
Pool # CC8740, 3.00%, 4/20/2051	1,042	925
Pool # CC8751, 3.00%, 4/20/2051	207	184
Pool # CA3563, 3.50%, 7/20/2051	791	730
Pool # CE2586, 3.50%, 7/20/2051	1,072	978
Pool # CK1527, 3.50%, 12/20/2051	704	645
Pool # CJ8184, 3.50%, 1/20/2052	770	702
Pool # CK2716, 3.50%, 2/20/2052	554	505
Pool # CN3557, 4.50%, 5/20/2052	308	301

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA II, Other Pool # 785183, 2.94%, 10/20/2070 (f)	620	551
Total Mortgage-Backed Securities (Cost $54,869)		46,326
Asset-Backed Securities — 4.9%
ACC Auto Trust
Series 2021-A, Class A, 1.08%, 4/15/2027 (b)	197	193
Series 2021-A, Class B, 1.79%, 4/15/2027 (b)	675	644
ACC Trust Series 2021-1, Class B, 1.43%, 7/22/2024 (b)	356	354
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (b)	312	277
Affirm Asset Securitization Trust Series 2021-A, Class A, 0.88%, 8/15/2025 (b)	375	373
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (b)	635	541
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 6/15/2028	536	466
Series 2016-3, Class AA, 3.00%, 10/15/2028	382	330
Series 2021-1, Class B, 3.95%, 7/11/2030	690	560
AMSR Trust
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 ‡ (b)	315	294
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 ‡ (b)	165	148
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 ‡ (b)	645	571
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 ‡ (b)	290	256
Series 2021-SFR2, Class E2, 2.58%, 8/17/2038 ‡ (b)	255	215
Aqua Finance Trust Series 2020-AA, Class C, 3.97%, 7/17/2046 ‡ (b)	250	229
Arivo Acceptance Auto Loan Receivables Trust Series 2021-1A, Class A, 1.19%, 1/15/2027 (b)	88	85
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (b)	674	615
Series 2021-1A, Class A, 2.16%, 4/15/2036 (b)	565	496
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (b)	796	675
Series 2022-1A, Class A, 4.46%, 6/15/2037 (b)	391	361
BXG Receivables Note Trust Series 2020-A, Class A, 1.55%, 2/28/2036 (b)	290	260
Carvana Auto Receivables Trust Series 2020-P1, Class C, 1.32%, 11/9/2026	375	334
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (b)	170	157
CPS Auto Receivables Trust
Series 2021-A, Class B, 0.61%, 2/18/2025 (b)	24	24
Series 2021-B, Class C, 1.23%, 3/15/2027 (b)	540	518
Credit Acceptance Auto Loan Trust Series 2020-2A, Class C, 2.73%, 11/15/2029 (b)	645	621
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (b)	134	130
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (b)	58	57
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (b)	405	348
Delta Air Lines Pass-Through Trust
Series 2015-1, Class B, 4.25%, 7/30/2023	146	143
Series 2020-1, Class A, 2.50%, 6/10/2028	386	323
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (b)	127	116
Series 2021-1A, Class C, 2.70%, 11/21/2033 ‡ (b)	269	245
DT Auto Owner Trust
Series 2021-1A, Class C, 0.84%, 10/15/2026 (b)	315	302
Series 2022-2A, Class D, 5.46%, 3/15/2028 (b)	235	222

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class B, 1.74%, 8/27/2035 ‡ (b)	338	299
Series 2021-A, Class C, 2.09%, 8/27/2035 ‡ (b)	159	138
FHF Trust Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	139	133
FirstKey Homes Trust
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 ‡ (b)	780	649
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 ‡ (b)	255	228
Flagship Credit Auto Trust Series 2021-1, Class B, 0.68%, 2/16/2027 (b)	410	397
FMC GMSR Issuer Trust Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (f)	550	444
FREED ABS Trust Series 2021-2, Class B, 1.03%, 6/19/2028 (b)	302	300
GLS Auto Receivables Issuer Trust Series 2020-4A, Class B, 0.87%, 12/16/2024 (b)	44	44
Home Partners of America Trust
Series 2021-2, Class C, 2.40%, 12/17/2026 ‡ (b)	844	725
Series 2021-3, Class D, 3.00%, 1/17/2041 ‡ (b)	443	374
JetBlue Pass-Through Trust Series 2020-1, Class B, 7.75%, 11/15/2028	290	278
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (b)	545	527
Lendingpoint Asset Securitization Trust
Series 2021-A, Class A, 1.00%, 12/15/2028 (b)	158	158
Series 2021-A, Class B, 1.46%, 12/15/2028 ‡ (b)	370	360
Series 2021-B, Class A, 1.11%, 2/15/2029 (b)	336	330
Series 2021-B, Class B, 1.68%, 2/15/2029 ‡ (b)	430	405
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (b)	1,079	1,061
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (b)	221	212
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (b)	850	713
Marlette Funding Trust Series 2021-1A, Class B, 1.00%, 6/16/2031 ‡ (b)	543	534
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (b)	910	864
Mission Lane Credit Card Master Trust Series 2021-A, Class A, 1.59%, 9/15/2026 (b)	725	699
MVW LLC Series 2021-2A, Class C, 2.23%, 5/20/2039 ‡ (b)	845	744
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (b)	525	492
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	496	453
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (b)	366	323
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	992	874
Octane Receivables Trust Series 2021-1A, Class A, 0.93%, 3/22/2027 (b)	328	317
OneMain Financial Issuance Trust Series 2020-2A, Class D, 3.45%, 9/14/2035 ‡ (b)	230	189
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	1,660	1,474
Orange Lake Timeshare Trust Series 2016-A, Class A, 2.61%, 3/8/2029 (b)	100	96
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (b)	431	421
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (b)	835	787
Series 2021-3, Class A, 1.15%, 5/15/2029 (b)	661	641
PRET LLC Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (f)	895	831
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (d)	1,026	971
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (b) (d)	755	702
Progress Residential Trust
Series 2020-SFR3, Class A, 1.29%, 10/17/2027 (b)	439	394
Series 2020-SFR3, Class B, 1.50%, 10/17/2027 ‡ (b)	310	277

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 ‡ (b)	550	510
Series 2021-SFR2, Class D, 2.20%, 4/19/2038 (b)	1,775	1,507
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (b)	770	688
Republic Finance Issuance Trust
Series 2020-A, Class A, 2.47%, 11/20/2030 (b)	515	486
Series 2021-A, Class A, 2.30%, 12/22/2031 (b)	1,254	1,127
Sierra Timeshare Receivables Funding LLC Series 2021-2A, Class B, 1.80%, 9/20/2038 ‡ (b)	245	227
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (b)	359	350
Tricolor Auto Securitization Trust
Series 2021-1A, Class B, 1.00%, 6/17/2024 (b)	270	267
Series 2021-1A, Class C, 1.33%, 9/16/2024 (b)	310	304
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	146	128
Series 2019-2, Class B, 3.50%, 5/1/2028	364	302
Series 2016-2, Class A, 3.10%, 10/7/2028	162	125
Series 2018-1, Class A, 3.70%, 3/1/2030	421	330
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	132	126
Upstart Securitization Trust
Series 2020-3, Class A, 1.70%, 11/20/2030 (b)	43	42
Series 2021-1, Class A, 0.87%, 3/20/2031 (b)	39	39
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (b)	390	379
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (b) (d)	248	238
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (d)	326	308
Veros Auto Receivables Trust Series 2021-1, Class A, 0.92%, 10/15/2026 (b)	158	156
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (d)	410	372
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (b) (d)	1,545	1,434
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (d)	1,304	1,209
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (b) (d)	625	578
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (d)	556	517
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (b) (d)	978	897
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (d)	1,015	925
Westgate Resorts LLC Series 2022-1A, Class B, 2.29%, 8/20/2036 ‡ (b)	298	281
Total Asset-Backed Securities (Cost $49,535)		45,193
U.S. Treasury Obligations — 4.1%
U.S. Treasury Bonds
1.13%, 5/15/2040	4,017	2,510
1.13%, 8/15/2040	6,836	4,235
2.25%, 5/15/2041	259	196
1.75%, 8/15/2041	500	342
2.00%, 11/15/2041	195	139
3.38%, 8/15/2042	915	829
3.13%, 2/15/2043	695	597
1.25%, 5/15/2050	39	22
1.38%, 8/15/2050	9,381	5,432
1.63%, 11/15/2050	1,102	684
2.25%, 2/15/2052	1,130	821

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.00%, 8/15/2052	504	435
U.S. Treasury Notes
0.13%, 1/31/2023 (g)	2,489	2,461
1.88%, 2/28/2027	474	432
3.13%, 8/31/2027	4,270	4,096
1.00%, 7/31/2028	2,604	2,193
1.13%, 8/31/2028	1,554	1,316
3.25%, 6/30/2029	1,635	1,563
3.13%, 8/31/2029	5,787	5,492
1.63%, 5/15/2031	220	185
1.38%, 11/15/2031	80	65
1.88%, 2/15/2032	1,144	969
2.88%, 5/15/2032	170	157
2.75%, 8/15/2032	1,290	1,179
U.S. Treasury STRIPS Bonds 1.15%, 5/15/2027 (h)	2,065	1,707
Total U.S. Treasury Obligations (Cost $45,698)		38,057
Collateralized Mortgage Obligations — 1.5%
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 ‡ (b) (d)	694	638
Bayview Finance LLC, 0.00%, 7/12/2033 ‡	603	600
Cascade MH Asset Trust Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (b)	902	778
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (b) (f)	144	140
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (b) (f)	632	607
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (f)	793	745
Edition Dus aug32, 0.00%, 8/1/2032 (e)	1,000	981
FNMA Trust, Whole Loan Series 2002-W8, Class A1, 6.50%, 6/25/2042	326	342
FNMA, Grantor Trust, Whole Loan Series 2001-T12, Class A1, 6.50%, 8/25/2041	128	131
FNMA, REMIC
Series 2018-72, Class VB, 3.50%, 10/25/2031	266	255
Series 2019-7, Class CA, 3.50%, 11/25/2057	1,462	1,389
FNMA, REMIC Trust, Whole Loan Series 2002-W3, Class A4, 6.50%, 11/25/2041	639	658
GNMA
Series 2015-H11, Class FC, 2.91%, 5/20/2065 (f)	433	428
Series 2021-H14, Class YD, 8.17%, 6/20/2071 (f)	755	784
Legacy Mortgage Asset Trust Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (d)	364	336
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (b) (f)	260	250
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (b) (f)	530	495
Series 2021-10, Class A1, 2.49%, 10/25/2026 (b) (d)	248	224
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	408	389
Series 2019-2, Class M55D, 4.00%, 8/25/2058 ‡	562	537
Series 2019-3, Class M55D, 4.00%, 10/25/2058 ‡	398	381
Series 2020-3, Class M5TW, 3.00%, 5/25/2060 ‡	996	915
Series 2020-3, Class TTW, 3.00%, 5/25/2060 ‡	1,042	982
Toorak Mortgage Corp. Ltd. Series 2020-1, Class A1, 2.73%, 3/25/2023 (b) (d)	158	157

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Towd Point Mortgage Trust Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (f)	1,490	1,311
Total Collateralized Mortgage Obligations (Cost $15,859)		14,453
Commercial Mortgage-Backed Securities — 0.7%
ACRE Commercial Mortgage Ltd.
Series 2021-FL4, Class A, 3.82%, 12/18/2037 (b) (f)	345	342
Series 2021-FL4, Class AS, 4.09%, 12/18/2037 (b) (f)	455	447
BPR Trust Series 2021-KEN, Class A, 4.07%, 2/15/2029 (b) (f)	335	325
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN2, Class M1, 4.08%, 7/25/2041 (b) (f)	673	628
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K727, Class X1, IO, 0.71%, 7/25/2024 (f)	41,854	314
Series K-1511, Class A1, 3.28%, 10/25/2030	629	594
Series K152, Class A2, 3.08%, 1/25/2031	155	140
Series K-1510, Class A2, 3.72%, 1/25/2031	235	220
FHLMC, Multi-Family WI Certificates Series K150, Class A2, 3.71%, 11/25/2032	480	447
FNMA ACES
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (f)	965	785
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	119	111
Series 2021-M3, Class X1, IO, 2.07%, 11/25/2033 (f)	1,183	106
FREMF Mortgage Trust
Series 2017-KGX1, Class BFX, 3.71%, 10/25/2027 (b) (f)	435	386
Series 2015-K48, Class C, 3.77%, 8/25/2048 (b) (f)	35	33
Series 2016-K56, Class B, 4.08%, 6/25/2049 (b) (f)	330	311
Series 2017-K728, Class C, 3.77%, 11/25/2050 (b) (f)	185	178
KKR Industrial Portfolio Trust Series 2021-KDIP, Class B, 3.62%, 12/15/2037 ‡ (b) (f)	277	264
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	725	581
Total Commercial Mortgage-Backed Securities (Cost $6,926)		6,212
Foreign Government Securities — 0.0% ^
Republic of Panama 3.16%, 1/23/2030	250	203
Republic of Peru 2.78%, 12/1/2060	125	67
United Mexican States 3.50%, 2/12/2034	369	280
Total Foreign Government Securities (Cost $761)		550
	SHARES (000)
Short-Term Investments — 8.8%
Investment Companies — 8.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (i) (Cost $81,828)	81,828	81,828
Total Investments — 102.5% (Cost $1,034,284)		952,650
Liabilities in Excess of Other Assets — (2.5)%		(22,974)
NET ASSETS — 100.0%		929,676

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CSMC	Credit Suisse Mortgage Trust
ETF	Exchange Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2022.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of September 30, 2022.

(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2022.

(g)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(h)	The rate shown is the effective yield as of September 30, 2022.
(i)	The rate shown is the current yield as of September 30, 2022.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
DJ US Real Estate Index	(141)	12/16/2022	USD	(4,479)	715
EURO STOXX 50 Index	(73)	12/16/2022	EUR	(2,342)	42
FTSE 100 Index	(31)	12/16/2022	GBP	(2,368)	60
MSCI EAFE E-Mini Index	(56)	12/16/2022	USD	(4,652)	498
MSCI Emerging Markets E-Mini Index	(365)	12/16/2022	USD	(15,914)	1,770
S&P 500 E-Mini Index	(49)	12/16/2022	USD	(8,831)	1,287
					4,372

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$33,713	$11,480	$45,193
Collateralized Mortgage Obligations	—	10,400	4,053	14,453
Commercial Mortgage-Backed Securities	—	5,948	264	6,212
Corporate Bonds	—	53,681	—	53,681
Exchange-Traded Funds	296,696	—	—	296,696
Foreign Government Securities	—	550	—	550
Investment Companies	369,654	—	—	369,654
Mortgage-Backed Securities	—	46,326	—	46,326
U.S. Treasury Obligations	—	38,057	—	38,057
Short-Term Investments
Investment Companies	81,828	—	—	81,828
Total Investments in Securities	$748,178	$188,675	$15,797	$952,650
Appreciation in Other Financial Instruments
Futures Contracts	$4,372	$—	$—	$4,372
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of June 30, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2022
Investments in Securities:
Asset-Backed Securities	$18,962	$—	$(280)	$—(a)	$12	$(519)	$1,192	$(7,887)	$11,480
Collateralized Mortgage Obligations	4,381	—	(115)	(1)	—	(212)	—	—	4,053
Commercial Mortgage-Backed Securities	265	—	(1)	—	—	—	—	—	264
Total	$23,608	$—	$(396)	$(1)	$12	$(731)	$1,192	$(7,887)	$15,797

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(396).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended September 30, 2022.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$11,480	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (19.69%)
			Yield (Discount Rate of Cash Flows)	5.36% - 8.41% (6.95%)

Asset-Backed Securities	11,480
	264	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	6.56% (6.56%)

Commercial Mortgage- Backed Securities	264
	3,453	Discounted Cash Flow	Constant Prepayment Rate	12.50%-100% (83.84%)
			Constant Default Rate	0.00% - 0.50% (0.14%)
			Yield (Discount Rate of Cash Flows)	5.07% - 8.19% (5.76%)

Collateralized Mortgage Obligations	3,453
Total	15,197

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At September 30, 2022, the value of these investments was $600. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders International Equity ETF (a)	$96,934	$6,520	$1,548	$(63)	$(10,372)	$91,471	2,162	$350	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	13,419	—	2,076	180	(1,377)	10,146	130	101	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	23,860	1,594	2,037	(144)	(386)	22,887	337	98	—
JPMorgan BetaBuilders U.S. Small Cap Equity ETF (a)	20,303	—	1,590	(187)	(96)	18,430	375	84	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	95,225	827	6,172	(798)	(3,735)	85,347	12,037	826	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	18,241	192	5,405	(1,081)	227	12,174	2,230	193	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	48,966	1,579	1,554	(234)	(6,237)	42,520	3,119	—	—
JPMorgan Equity Index Fund Class R6 Shares (a)	198,082	8,013	16,491	(1,583)	(7,198)	180,823	3,361	818	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	12,454	106	5,892	(520)	615	6,763	817	106	—

JPMorgan SmartRetirement® Blend 2020 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan High Yield Fund Class R6 Shares (a)	$46,029	$718	$3,887	$(455)	$(378)	$42,027	6,970	$717	$—
JPMorgan High Yield Research Enhanced ETF (a)	5,417	—	—	—	(152)	5,265	124	82	—
JPMorgan Inflation Managed Bond ETF (a)	78,135	—	3,998	(287)	(4,240)	69,610	1,533	1,004	—
JPMorgan U.S. Aggregate Bond ETF (a)	71,571	20,475	9,911	(1,380)	(1,868)	78,887	1,734	367	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	83,356	56,571	58,099	—	—	81,828	81,828	437	—
Total	$811,992	$96,595	$118,660	$(6,552)	$(35,197)	$748,178		$5,183	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.